As filed with the U.S. Securities and Exchange Commission on February 15, 2012

Securities Act File No. 2-49007

Investment Company Act File No. 811-2405

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 49

(Check appropriate box or boxes)

BlackRock Balanced Capital Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John Perlowski

BlackRock Balanced Capital Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York the 15TH day of February, 2012.

BlackRock Balanced Capital Fund, Inc. (Registrant)

By:	/s/ JOHN PERLOWSKI
(John Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN PERLOWSKI John Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 15, 2012

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 15, 2012

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Trustee
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

DAVID H. WALSH*	Trustee
(David H. Walsh)

FRED G. WEISS*	Trustee
(Fred G. Weiss)

PAUL L. AUDET*	Trustee
(Paul L. Audet)

LAURENCE D. FINK*	Trustee
(Laurence D. Fink)

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/S/ BEN ARCHIBALD	February 15, 2012
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Master Bond LLC has duly caused this Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 15TH day of February, 2012.

MASTER BOND LLC (Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 15, 2012

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 15, 2012

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

DAVID H. WALSH* (David H. Walsh)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

PAUL L. AUDET* (Paul L. Audet)	Director

LAURENCE D. FINK* (Laurence D. Fink)	Director

HENRY GABBAY* (Henry Gabbay)	Director

*By:	/S/ BEN ARCHIBALD	February 15, 2012
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Master Large Cap Series LLC has duly caused this Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 15TH day of February, 2012.

MASTER LARGE CAP SERIES LLC (Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 15, 2012

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 15, 2012

DAVID O. BEIM* (David O. Beim)	Director

RONALD W. FORBES* (Ronald W. Forbes)	Director

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

HERBERT I. LONDON* (Herbert I. London)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JOSEPH P. PLATT, JR.* (Joseph P. Platt, Jr.)	Director

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director

TOBY ROSENBLATT* (Toby Rosenblatt)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

FREDERICK W. WINTER* (Frederick W. Winter )	Director

PAUL L. AUDET * (Paul L. Audet)	Director

HENRY GABBAY* (Henry Gabbay)	Director

*By:	/S/ BEN ARCHIBALD	February 15, 2012
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase